Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 12,914,482	₩ 9,170,587
Cash and due from financial institutions at fair value through profit or loss
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 51,125	₩ 48,743
Valuation techniques	Option Model	Option Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation	The higher the correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Cash and due from financial institutions at fair value through profit or loss | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	11.43%	11.25%
Correlation Unobservable Inputs Assets	(4.84%)	8.79%
Cash and due from financial institutions at fair value through profit or loss | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	34.39%	31.28%
Correlation Unobservable Inputs Assets	(4.84%)	8.79%
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 10,132,766	₩ 7,093,315
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value change	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value change.	The higher the correlation, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value	The higher the recovery rate, the higher the fair value
Relationship Of Value Of Real Estate		The higher the value of Real estate, the higher the fair value
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	1.00%	11.25%
Correlation Between Underlying Asset Unobservable Inputs Assets	3.11%	18.16%
Discount Rate Unobservable Inputs Assets	0.75%	1.19%
Growth Rate Unobservable Inputs Assets	(1.00%)	0.29%
Liquidation Value Unobservable Inputs Assets	0.00%
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Correlation Unobservable Inputs Assets		18.16%
Value Of Real Estate Unobservable Inputs Assets	(1.00%)	(1.00%)
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	48.00%	41.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	95.67%	88.46%
Discount Rate Unobservable Inputs Assets	17.37%	11.30%
Growth Rate Unobservable Inputs Assets	1.00%	2.20%
Liquidation Value Unobservable Inputs Assets	0.00%
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Correlation Unobservable Inputs Assets		88.46%
Value Of Real Estate Unobservable Inputs Assets	1.00%	1.00%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 523,276	₩ 371,545
Valuation techniques	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Tree Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Recovery Rate		The higher the recovery rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation		The higher the correlation, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	2.00%	1.19%
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Liquidation Value Unobservable Inputs Assets	(1.00%)	(1.00%)
Recovery Rate Unobservable Inputs Assets		40.00%
Volatility Unobservable Inputs Assets	11.90%	11.25%
Correlation Unobservable Inputs Assets		77.62%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	22.00%	21.96%
Growth Rate Unobservable Inputs Assets	2.20%	2.20%
Liquidation Value Unobservable Inputs Assets	1.00%	1.00%
Recovery Rate Unobservable Inputs Assets		40.00%
Volatility Unobservable Inputs Assets	11.90%	39.94%
Correlation Unobservable Inputs Assets		79.78%
Loans
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 188,133	₩ 213,203
Valuation techniques	Binomial Model, DCF Model	Tree Model
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Loans | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	12.91%	13.11%
Discount Rate Unobservable Inputs Assets	10.81%
Loans | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	48.28%	49.28%
Discount Rate Unobservable Inputs Assets	10.81%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 416,486	₩ 50,824
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	9.75%	14.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	4.00%	8.74%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	52.00%	50.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	77.00%	68.77%
Currency, Interest rate and others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 120,298	₩ 60,239
Valuation techniques	DCF Model, Hull-White Model	DCF Model, Hull and White Model, Monte Carlo Simulation, Tree Model
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Relationship Of Loss Given Default		The higher the loss given default, the lower the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Currency, Interest rate and others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	(49.00%)	(46.89%)
Loss Given Default Unobservable Inputs Assets		100.00%
Volatility Unobservable Inputs Assets	2.00%	1.00%
Currency, Interest rate and others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	90.00%	90.11%
Loss Given Default Unobservable Inputs Assets		100.00%
Volatility Unobservable Inputs Assets	58.00%	36.00%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 1,482,398	₩ 1,332,718
Valuation techniques	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	3.04%	7.05%
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	20.97%	17.62%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	16.37%	16.30%
Growth Rate Unobservable Inputs Assets	2.20%	2.20%
Volatility Unobservable Inputs Assets	34.87%	25.14%